Related Parties - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended
	May 31, 2013	Jun. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Selling, General and Administrative Expenses [Member]	Sep. 30, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member]	Oct. 01, 2013 Secondary Public Offering [Member] Subsequent Event [Member]	Sep. 30, 2013 Halkos [Member]	Oct. 01, 2013 Halkos [Member] Secondary Public Offering [Member] Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding shares of holdings														61.50%
Common stock, shares issued													5,750,000
Percentage of common stock share outstanding															34.40%
Selling, general and administrative expenses under Management Services Agreement								$ 4,750	$ 750	$ 1,000	$ 1,000	$ 1,000
Accrued liabilities under Management Services Agreement					250	250
Termination fee and management advisory fees	4,500
Reimbursement cost under Management Services Agreement			24	62	77	167	102
Receivable from stockholder under KPS Reimbursement Obligation					4,875	2,451
Distribution to stockholder		$ 160,000		$ 160,000	$ 160,000		$ 42,500